Schedule of capital Management (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Shareholder's equity (equity)	R$ 23,374,389	R$ 11,251,505	R$ 11,361,932	R$ 10,013,440
Capital Management [Member]
IfrsStatementLineItems [Line Items]
Shareholder's equity (equity)	23,374,389	11,251,505
Borrowings and Financing (Third-party capital)	R$ 32,507,522	R$ 35,270,653
Gross Debit/Shareholder's equity	R$ 1.39	R$ 3.13